Income Tax Benefit - Schedule of Reconciliation of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Expense [Abstract]
Income tax benefit expense calculated at weighted-average statutory tax rate	$ (6,180,996)	$ (2,318,673)	$ (1,108,602)
Expenses disallowed by tax regulation	120,467	1,373,430	78,538
Tax exempt income by tax regulation		(97,804)	(8,826)
Taxable loss not recognized as deferred tax assets	1,002,448	490,820	447,808
Change in assessment of realization of deferred tax assets	5,187	(40,818)
Prior year income tax (over) underestimation		276,516
Tax on undistributed earnings	14,030	9,283
Income tax benefit	$ (5,038,864)	$ (307,246)	$ (591,082)